Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Segment revenues:
Revenues	¥ 1,673,875	¥ 1,527,599
Segment profits:
Total profits for segments	239,520	230,424
Net Income before Income Taxes Attributable to Noncontrolling Interests and Redeemable Noncontrolling Interests	280	(73)
Income from Continuing Operations before Income Taxes	1,117,880	378,951
Operating Segment
Segment revenues:
Revenues	1,672,768	1,527,526
Segment profits:
Total profits for segments	1,147,389	397,845
Corporate, Non-Segment
Segment revenues:
Revenues	42,797	38,104
Segment profits:
Corporate profits (losses)	(35,559)	(23,140)
Net Income before Income Taxes Attributable to Noncontrolling Interests and Redeemable Noncontrolling Interests	6,050	4,246
Intersegment Eliminations
Segment revenues:
Revenues	¥ (41,690)	¥ (38,031)